Provisions - Changes (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions
Provisions	$ 10,789	$ 10,604	$ 9,104	$ 6,800
Additions charged (credited) to net income:
Interest expense and similar charges	475	442	415
Personnel expenses - Defined Benefit Plan	260	273	147
Personnel expenses - Defined Contribution Plan	483	488	410
Other	252	256	257
Actuarial (gains)/losses recognized in the year in other comprehensive income	79	995	1,673
Period provisions	171	723	581
Contributions from the employer			118
Payments to pensioners and pre-retirees with a charge to internal provisions	(921)	(881)	(348)
Other payments	(52)	(246)
Payments to Defined Contribution Plan	(468)	(475)	(947)
Transfer, exchange differences and other changes	(94)	(75)	(2)
Balances at end of year	10,789	10,604	9,104
Provision for pensions and other employment defined benefit obligations
Provisions
Provisions	7,499	7,433	6,406	4,370
Additions charged (credited) to net income:
Interest expense and similar charges	475	442	415
Personnel expenses - Defined Benefit Plan	260	273	147
Personnel expenses - Defined Contribution Plan	483	488	410
Other	252	256	257
Actuarial (gains)/losses recognized in the year in other comprehensive income	79	995	1,673
Contributions from the employer			118
Payments to pensioners and pre-retirees with a charge to internal provisions	(921)	(881)	(348)
Payments to Defined Contribution Plan	(468)	(475)	(636)
Transfer, exchange differences and other changes	(94)	(71)
Balances at end of year	7,499	7,433	6,406
Provision for taxes and other legal contingencies
Provisions
Provisions	2,141	1,898	1,558	1,516
Additions charged (credited) to net income:
Period provisions	295	586	353
Other payments	(52)	(246)
Payments to Defined Contribution Plan			(311)
Balances at end of year	2,141	1,898	1,558
Provisions for off-balance sheet risk
Provisions
Provisions	1,108	1,232	1,075	852
Additions charged (credited) to net income:
Period provisions	(124)	157	223
Balances at end of year	1,108	1,232	1,075
Other provisions member
Provisions
Provisions	41	41	65	$ 62
Additions charged (credited) to net income:
Period provisions		(20)	5
Transfer, exchange differences and other changes		(4)	(2)
Balances at end of year	$ 41	$ 41	$ 65